Subordinated Liabilities - Parent (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Subordinated Liabilities [Line Items]
Subordinated liabilities	£ 2,332	£ 2,228
Santander UK Group Holdings plc
Disclosure Of Subordinated Liabilities [Line Items]
Subordinated liabilities	£ 942	£ 838
Santander UK Group Holdings plc | 4.75% Subordinated notes (US$1,000m)
Disclosure Of Subordinated Liabilities [Line Items]
Maturity	2025	2025
Subordinated liabilities	£ 608	£ 541
Borrowings, interest rate	4.75%	4.75%	4.75%	4.75%
Notional amount | $			$ 1,000,000,000	$ 1,000,000,000
Santander UK Group Holdings plc | 5.625% Subordinated notes (US$500m)
Disclosure Of Subordinated Liabilities [Line Items]
Maturity	2045	2045
Subordinated liabilities	£ 334	£ 297
Borrowings, interest rate	5.625%	5.625%	5.625%	5.625%
Notional amount | $			$ 500,000,000	$ 500,000,000